Iman Fund
Schedule of Investments
February 28, 2026 (Unaudited)

COMMON STOCKS - 99.5%	Shares	Value
Advertising, Public Relations, and Related Services - 0.2%
AppLovin Corp. - Class A (a)	1,090	$473,899

Apparel Accessories and Other Apparel Manufacturing - 0.1%
Deckers Outdoor Corp. (a)	2,851	334,337

Audio and Video Equipment Manufacturing - 0.1%
Dolby Laboratories, Inc. - Class A	2,842	189,192

Automotive Parts, Accessories, and Tire Retailers - 0.6%
O'Reilly Automotive, Inc. (a)	15,190	1,426,037

Bakeries and Tortilla Manufacturing - 0.0% (b)
J & J Snack Foods Corp.	916	79,747

Basic Chemical Manufacturing - 1.1%
Linde PLC	4,919	2,499,245

Building Equipment Contractors - 0.1%
EMCOR Group, Inc.	323	234,052

Business Support Services - 0.2%
Uber Technologies, Inc. (a)	6,958	524,772

Clothing and Clothing Accessories Retailers - 0.8%
Boot Barn Holdings, Inc. (a)	1,176	222,523
Ross Stores, Inc.	2,562	526,850
TJX Cos., Inc.	7,448	1,204,043
		1,953,416

Communications Equipment Manufacturing - 8.3%
Apple, Inc.	68,056	17,979,034
QUALCOMM, Inc.	9,114	1,297,469
		19,276,503

Computer and Peripheral Equipment Manufacturing - 1.3%
Cisco Systems, Inc.	37,240	2,959,090

Computer Systems Design and Related Services - 11.7%
Alphabet, Inc. - Class A	40,523	12,633,450
Alphabet, Inc. - Class C	27,004	8,409,856
F5, Inc. (a)	7,374	2,001,009
PDF Solutions, Inc. (a)	32,810	1,108,322
SAP SE - ADR	10,032	2,021,749
ServiceNow, Inc. (a)	3,699	399,529
Workday, Inc. - Class A (a)	4,704	629,207
		27,203,122

Computing Infrastructure Providers, Data Processing, Web Hosting, and Related Services - 0.4%
Shopify, Inc. - Class A (a)	8,330	1,005,681

Cut and Sew Apparel Manufacturing - 0.1%
Cintas Corp.	1,666	335,082

Drugs and Druggists' Sundries Merchant Wholesalers - 0.3%
McKesson Corp.	725	715,843

Electric Power Generation, Transmission and Distribution - 0.4%
GE Vernova, Inc.	1,078	941,741

Electrical Equipment Manufacturing - 1.0%
Powell Industries, Inc.	4,282	2,242,055

Footwear Manufacturing - 0.3%
NIKE, Inc. - Class B	12,740	792,173

Freight Transportation Arrangement - 0.1%
Expeditors International of Washington, Inc.	1,764	255,833

General Freight Trucking - 0.1%
Old Dominion Freight Line, Inc.	1,450	294,422

Household Appliance Manufacturing - 0.8%
A.O. Smith Corp.	4,508	351,624
SharkNinja, Inc. (a)	12,740	1,565,364
		1,916,988

Household Appliances and Electrical and Electronic Goods Merchant Wholesalers - 0.1%
TE Connectivity PLC	901	207,365

Independent Artists, Writers, and Performers - 0.1%
Madison Square Garden Sports Corp. (a)	891	295,509

Industrial Machinery Manufacturing - 2.7%
ASML Holding NV	4,116	5,970,505
Kadant, Inc.	573	194,344
		6,164,849

Machinery, Equipment, and Supplies Merchant Wholesalers - 0.2%
Ferguson Enterprises, Inc.	1,960	511,090

Medical Equipment and Supplies Manufacturing - 3.4%
Boston Scientific Corp. (a)	9,800	753,130
Edwards Lifesciences Corp. (a)	4,361	377,096
Intuitive Surgical, Inc. (a)	1,450	730,089
Johnson & Johnson	23,226	5,770,035
ResMed, Inc.	1,131	289,830
		7,920,180

Metal Ore Mining - 2.0%
Agnico Eagle Mines Ltd.	3,973	999,607
Alamos Gold, Inc. - Class A	8,526	462,024
Franco-Nevada Corp.	1,239	347,676
New Gold, Inc. (a)	104,860	1,407,221
Newmont Corp.	10,290	1,337,700
		4,554,228

Miscellaneous Durable Goods Merchant Wholesalers - 0.4%
Wheaton Precious Metals Corp.	5,880	962,262

Motor Vehicle and Motor Vehicle Parts and Supplies Merchant Wholesalers - 0.5%
Copart, Inc. (a)	32,340	1,231,831

Motor Vehicle Body and Trailer Manufacturing - 0.4%
Blue Bird Corp. (a)	17,836	1,039,304

Motor Vehicle Manufacturing - 2.3%
Federal Signal Corp.	9,800	1,141,014
Tesla, Inc. (a)	10,407	4,188,921
		5,329,935

Navigational, Measuring, Electromedical, and Control Instruments Manufacturing - 0.8%
Danaher Corp.	7,305	1,538,725
Veralto Corp.	2,188	213,177
		1,751,902

Nursing Care Facilities (Skilled Nursing Facilities) - 0.1%
Ensign Group, Inc.	980	209,887

Oil and Gas Extraction - 4.9%
EOG Resources, Inc.	5,948	738,028
Exxon Mobil Corp.	70,560	10,760,400
		11,498,428

Other Amusement and Recreation Industries - 0.4%
OneSpaWorld Holdings Ltd.	40,964	881,955

Other Electrical Equipment and Component Manufacturing - 0.2%
Hubbell, Inc.	725	370,932

Other Fabricated Metal Product Manufacturing - 0.1%
Watts Water Technologies, Inc. - Class A	715	235,049

Other Financial Investment Activities - 0.4%
Chemed Corp.	2,190	897,922

Other General Purpose Machinery Manufacturing - 1.1%
Graco, Inc.	24,206	2,273,428
Mettler-Toledo International, Inc. (a)	231	315,705
		2,589,133

Other Miscellaneous Manufacturing - 0.1%
YETI Holdings, Inc. (a)	2,548	111,373

Other Professional, Scientific, and Technical Services - 1.4%
IDEXX Laboratories, Inc. (a)	4,806	3,156,244

Petroleum and Coal Products Manufacturing - 3.5%
Chevron Corp.	22,736	4,246,175
Imperial Oil Ltd.	33,418	3,919,932
		8,166,107

Pharmaceutical and Medicine Manufacturing - 4.8%
Abbott Laboratories	15,974	1,858,575
Catalyst Pharmaceuticals, Inc. (a)	41,160	949,973
Eli Lilly & Co.	3,273	3,443,163
Incyte Corp. (a)	23,912	2,421,568
Novo Nordisk AS - ADR	30,184	1,130,391
Regeneron Pharmaceuticals, Inc.	896	700,376
Vertex Pharmaceuticals, Inc. (a)	1,274	632,962
		11,137,008

Poultry and Egg Production - 0.3%
Vital Farms, Inc. (a)	28,420	599,378

Residential Building Construction - 0.9%
Everus Construction Group, Inc. (a)	14,067	1,700,278
NVR, Inc. (a)	49	368,372
		2,068,650

Restaurants and Other Eating Places - 0.1%
Chipotle Mexican Grill, Inc. (a)	5,635	209,735

Scheduled Air Transportation - 0.7%
Ryanair Holdings PLC - ADR	23,520	1,587,365

Scientific Research and Development Services - 0.2%
Marvell Technology, Inc.	4,900	400,281

Semiconductor and Other Electronic Component Manufacturing - 25.3% (c)
Advanced Micro Devices, Inc. (a)	8,526	1,706,990
Analog Devices, Inc.	4,263	1,516,733
Applied Materials, Inc.	6,174	2,298,580
Arteris, Inc. (a)	91,532	1,555,129
Broadcom, Inc.	18,032	5,762,125
Diodes, Inc. (a)	24,838	1,694,697
FormFactor, Inc. (a)	4,802	474,822
Lam Research Corp.	6,958	1,627,407
Micron Technology, Inc.	9,648	3,978,546
Monolithic Power Systems, Inc.	343	391,960
nLight, Inc. (a)	26,950	1,514,320
NVIDIA Corp.	80,409	14,247,671
Silicon Motion Technology Corp. - ADR	15,778	2,038,991
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	47,432	17,767,078
Texas Instruments, Inc.	7,124	1,511,072
Vertiv Holdings Co. - Class A	1,509	384,629
Vicor Corp. (a)	1,470	296,058
		58,766,808

Services to Buildings and Dwellings - 0.1%
Rollins, Inc.	3,234	196,918

Ship and Boat Building - 0.3%
Malibu Boats, Inc. - Class A (a)	26,688	775,553

Soap, Cleaning Compound, and Toilet Preparation Manufacturing - 2.1%
Oil-Dri Corp. of America	17,756	1,204,567
Procter & Gamble Co.	21,560	3,604,832
		4,809,399

Software Publishers - 6.4%
Adobe, Inc. (a)	1,876	492,281
Cadence Design Systems, Inc. (a)	1,440	434,016
Microsoft Corp.	31,565	12,396,838
Nextpower, Inc. - Class A (a)	1,666	175,097
Salesforce, Inc.	6,546	1,275,095
Tyler Technologies, Inc. (a)	602	213,524
		14,986,851

Support Activities for Crop Production - 0.2%
Corteva, Inc.	7,056	565,327

Support Activities for Mining - 1.0%
SSR Mining, Inc. (a)	73,500	2,365,965

Technical and Trade Schools - 0.5%
Universal Technical Institute, Inc. (a)	30,968	1,121,042

Ventilation, Heating, Air-Conditioning, and Commercial Refrigeration Equipment Manufacturing - 0.4%
Lennox International, Inc.	416	237,095
Trane Technologies PLC	1,234	570,503
		807,598

Web Search Portals, Libraries, Archives, and Other Information Services - 3.1%
Meta Platforms, Inc. - Class A	11,083	7,183,779
TOTAL COMMON STOCKS (Cost $137,310,154)		231,320,372

TOTAL INVESTMENTS - 99.5% (Cost $137,310,154)		231,320,372
Other Assets in Excess of Liabilities - 0.5%		1,197,962
TOTAL NET ASSETS - 100.0%		$232,518,334

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
PLC - Public Limited Company

(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

Summary of Fair Value Disclosure as of February 28, 2026 (Unaudited)

Iman Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of February 28, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$231,320,372	$–	$–	$231,320,372
Total Investments	$231,320,372	$–	$–	$231,320,372

Refer to the Schedule of Investments for further disaggregation of investment categories.